Merchandise Inventories, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Merchandise Inventories [Member]
Merchandise Inventories [Member]
Inventories write-down	$ 23,870	$ 132,904